Net Income Per Share	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Earnings Per Share [Abstract]
Net Income Per Share
16. Net Income Per Share
Prior to the Business Combination, and prior to effecting the reverse recapitalization, the Company’s pre-merger
LLC membership structure included two classes of units: Class A preferred units and Class B common units. The Class A preferred units were entitled to receive distributions prior and in preference on Class A preferred unit unpaid cumulative dividends (“Unpaid Preferred Yield”) followed by Class A preferred unit capital contributions that have not been paid back to the holders (the “Unreturned Capital”). Vested Class B common units participate in the remaining distribution on a pro-rata
basis with Class A preferred units if they have met the respective Participation Threshold and, if applicable, the Target Value defined in the respective Unit Grant Agreement. The Class A preferred and Class B common units fully vested at the Business Combination date.
Pursuant to the Restated and Amended Certificate of Incorporation and as a result of the reverse recapitalization, the Company has retrospectively adjusted the weighted average shares outstanding prior to June 7, 2021 to give effect to the exchange ratio used to determine the number of shares of common stock into which they were converted. Basic net income per share is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted net income per share is computed based on the weighted average number of common shares outstanding plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method.
The following table sets forth the computation of basic and diluted EPS attributable to common stockholders for the three months ended April 2, 2022 and March 27, 2021
(in thousands except share data):

	Three Months Ended
	April 2, 2022	March 27, 2021
Numerator:
Net income attributable to common stockholders	$19,704	$14,719

Denominator:
Weighted average number of shares:
Basic	146,561,717	66,145,633
Adjustment for Restricted Stock Units	271,172	$—

Diluted	146,832,889	66,145,633

Basic net income per share attributable to common stockholders	$0.13	$0.22
Diluted net income per share attributable to common stockholders	$0.13	$0.22

19. Net Income Per Share
Prior to the Business Combination, and prior to effecting the reverse recapitalization, the Company’s pre-merger
LLC membership structure included two classes of units: Class A preferred units and Class B common units. The Class A preferred units were entitled to receive distributions prior and in preference on Class A preferred unit unpaid cumulative dividends (“Unpaid Preferred Yield”) followed by Class A preferred unit capital contributions that have not been paid back to the holders (the “Unreturned Capital”). Vested Class B common units participate in the remaining distribution on a pro-rata
basis with Class A preferred units if they have met the respective Participation Threshold and, if applicable, the Target Value defined in the respective Unit Grant Agreement. The Class A preferred and Class B common units fully vested at the Business Combination date.
Pursuant to the Restated and Amended Certificate of Incorporation and as a result of the reverse recapitalization, the Company has retrospectively adjusted the weighted average shares outstanding prior to June 7, 2021 to give effect to the exchange ratio used to determine the number of shares of common stock into which they were converted. Basic net income per share is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted net income per share is computed based on the weighted average number of common shares outstanding plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include stock purchase warrants and contingently issuable shares attributable to the earn-out consideration. Dilutive EPS excludes private placement warrants as the impact is antidilutive.

The following table sets forth the computation of basic and diluted EPS attributable to common stockholders for the years ended January 1, 2022, December 26, 2020 and December 28, 2019:

	Year Ended
	January 1, 2022	December 26, 2020	December 28, 2019
Numerator:
Net income attributable to common stockholders	$43,801	$56,837	$39,399

Denominator:
Weighted average number of shares:
Basic	107,875,018	65,843,575	65,271,283
Adjustment for Public Warrants - Treasury stock method	1,102,793	—	—

Diluted	$108,977,811	$65,843,575	$65,271,283

Basic net income per share attributable to common stockholders	$0.41	$0.86	$0.60
Diluted net income per share attributable to common stockholders	$0.40	$0.86	$0.60